UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Core Opportunities Fund, Inc.

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 90.3%
Health Care - 21.9%
Biotechnology - 6.7%
Amgen, Inc.	5,600	$849,968
Biogen, Inc. (a)	20,274	6,027,461
Gilead Sciences, Inc.	33,730	3,544,011

		10,421,440

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	30,690	1,389,950
Medtronic PLC	40,090	2,898,106
Stryker Corp.	14,060	1,387,019

		5,675,075

Health Care Providers & Services - 7.3%
Cigna Corp.	18,980	2,672,194
Express Scripts Holding Co. (a)	16,290	1,361,844
Premier, Inc.-Class A (a)	38,459	1,371,064
UnitedHealth Group, Inc.	51,210	5,924,997

		11,330,099

Pharmaceuticals - 4.2%
Pfizer, Inc.	114,100	3,676,302
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	45,030	2,900,382

		6,576,684

		34,003,298

Information Technology - 21.3%
Communications Equipment - 1.9%
Cisco Systems, Inc.	111,290	2,880,185

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp.-Class A	21,670	1,134,641

Internet Software & Services - 5.1%
Facebook, Inc.-Class A (a)	28,160	2,518,349
Google, Inc.-Class C (a)	8,857	5,475,840

		7,994,189

IT Services - 4.9%
Cognizant Technology Solutions Corp.-Class A (a)	17,350	1,092,009
Fiserv, Inc. (a)	13,810	1,177,579
Vantiv, Inc.-Class A (a)	28,054	1,235,498
Visa, Inc.-Class A	56,710	4,043,423

		7,548,509

Semiconductors & Semiconductor Equipment - 1.6%
NVIDIA Corp.	111,300	2,502,024

Software - 3.3%
Activision Blizzard, Inc.	100,886	2,888,366
ANSYS, Inc. (a)	13,850	1,227,110

Company	Shares	U.S. $ Value
Aspen Technology, Inc. (a)	26,886	1,018,173

		5,133,649

Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	53,025	5,979,099

		33,172,296

Consumer Discretionary - 16.7%
Internet & Catalog Retail - 4.8%
Liberty Interactive Corp. QVC Group-Class A (a)	124,492	3,366,264
Liberty TripAdvisor Holdings, Inc. (a)	75,635	1,918,860
Priceline Group, Inc. (The) (a)	1,780	2,222,579

		7,507,703

Media - 8.1%
Comcast Corp.-Class A	71,910	4,050,690
Interpublic Group of Cos., Inc. (The)	152,940	2,887,507
Time Warner, Inc.	41,220	2,930,742
Walt Disney Co. (The)	26,620	2,712,046

		12,580,985

Specialty Retail - 3.8%
DSW, Inc.-Class A	67,071	1,991,338
Home Depot, Inc. (The)	33,370	3,886,270

		5,877,608

		25,966,296

Industrials - 12.6%
Aerospace & Defense - 6.3%
Boeing Co. (The)	16,080	2,101,334
General Dynamics Corp.	25,680	3,647,330
Honeywell International, Inc.	13,980	1,387,795
Raytheon Co.	25,550	2,620,408

		9,756,867

Airlines - 2.3%
Alaska Air Group, Inc.	19,043	1,425,559
Delta Air Lines, Inc.	48,350	2,116,763

		3,542,322

Electrical Equipment - 0.9%
AMETEK, Inc.	26,130	1,406,317

Industrial Conglomerates - 1.6%
Danaher Corp.	29,150	2,536,633

Machinery - 1.5%
Snap-on, Inc.	5,938	948,714
Wabtec Corp./DE	14,260	1,365,538

		2,314,252

		19,556,391

Company	Shares	U.S. $ Value
Financials - 11.5%
Banks - 1.9%
Wells Fargo & Co.	55,850	2,978,480

Capital Markets - 3.2%
BlackRock, Inc.-Class A	5,540	1,675,684
Goldman Sachs Group, Inc. (The)	17,250	3,253,350

		4,929,034

Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc.-Class B (a)	33,640	4,509,106

Insurance - 3.5%
ACE Ltd.	27,390	2,798,163
Allstate Corp. (The)	21,140	1,232,039
Validus Holdings Ltd.	31,140	1,378,879

		5,409,081

		17,825,701

Consumer Staples - 5.2%
Food & Staples Retailing - 5.2%
CVS Health Corp.	55,730	5,706,752
Kroger Co. (The)	69,980	2,414,310

		8,121,062

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Valero Energy Corp.	30,230	1,793,848

Total Common Stocks (cost $121,079,833)		140,438,892

SHORT-TERM INVESTMENTS - 10.0%
Investment Companies - 10.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (b)(c) (cost $15,482,326)	15,482,326	15,482,326

Total Investments - 100.3% (cost $136,562,159) (d)		155,921,218
Other assets less liabilities - (0.3)%		(455,123)

Net Assets - 100.0%		$155,466,095

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,858,840 and gross unrealized depreciation of investments was $(2,499,781), resulting in net unrealized appreciation of $19,359,059.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Core Opportunities Fund, Inc.

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$140,438,892		$	– 0	–	$	– 0	–	$140,438,892
Short-Term Investments	15,482,326			– 0	–		– 0	–	15,482,326
Total Investments in Securities	155,921,218			– 0	–		– 0	–	155,921,218
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$155,921,218		$	– 0	–	$	– 0	–	$155,921,218

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015